Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and no cash equivalents	$ 83,227		$ 83,227		$ 303,449	$ 680,302
Investments held in the trust account	$ 18,698,001		18,698,001		18,276,649	$ 140,404,628
Federal depository insurance coverage			250,000		250,000
Offering costs			$ 9,562,126		$ 9,562,126
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	9.68%	3.98%	18.55%	11.98%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	21.00%	21.00%	21.00%	21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock sale of units (in Shares)	13,831,230		13,831,230		13,831,230